INVESTMENTS	6 Months Ended
Jun. 30, 2011
Investments Disclosure [Abstract]
INVESTMENTS

  INVESTMENTS

Fixed Maturities and Equity Securities

The following table provides information relating to fixed maturities and equity securities classified as AFS:

Available-for-Sale Securities by Classification

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTI
	Cost	Gains	Losses	Value	in AOCI (3)

	(In Millions)
June 30, 2011:
Fixed Maturities:
Corporate	$20,461	$1,466	$65	$21,862	$-
U.S. Treasury, government and agency	2,543	24	92	2,475	-
States and political subdivisions	497	21	6	512	-
Foreign governments	501	60	-	561	-
Commercial mortgage-backed	1,319	16	331	1,004	19
Residential mortgage-backed(1)	1,766	81	1	1,846	-
Asset-backed(2)	255	14	10	259	6
Redeemable preferred stock	1,147	26	40	1,133	-
Total Fixed Maturities	28,489	1,708	545	29,652	25

Equity securities	20	2	-	22	-

Total at June 30, 2011	$28,509	$1,710	$545	$29,674	$25

December 31, 2010:
Fixed Maturities:
Corporate	$20,494	$1,348	$110	$21,732	$-
U.S. Treasury, government and agency	1,986	18	88	1,916	-
States and political subdivisions	516	11	16	511	-
Foreign governments	502	59	1	560	-
Commercial mortgage-backed	1,473	5	375	1,103	19
Residential mortgage-backed(1)	1,601	67	-	1,668	-
Asset-backed(2)	245	13	12	246	7
Redeemable preferred stock	1,364	23	66	1,321	-
Total Fixed Maturities	28,181	1,544	668	29,057	26

Equity securities	26	-	3	23	-

Total at December 31, 2010	$28,207	$1,544	$671	$29,080	$26

  Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
  Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

At June 30, 2011 and December 31, 2010, respectively, the Company had trading fixed maturities with an amortized cost of $165 million and $207 million and carrying values of $166 million and $208 million. Gross unrealized gains on trading fixed maturities were $1 million and $3 million and gross unrealized losses were $0 million and $2 million at June 30, 2011 and December 31, 2010, respectively.

The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at June 30, 2011 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Available-for-Sale Fixed Maturities
Contractual Maturities at June 30, 2011

	Amortized Cost	Fair Value

	(In Millions)

Due in one year or less	$2,390	$2,444
Due in years two through five	8,643	9,269
Due in years six through ten	8,992	9,524
Due after ten years	3,977	4,173
Subtotal	24,002	25,410
Commercial mortgage-backed securities	1,319	1,004
Residential mortgage-backed securities	1,766	1,846
Asset-backed securities	255	259
Total	$27,342	$28,519

For the first six months of 2011 and 2010, proceeds received on sales of fixed maturities classified as AFS amounted to $273 million and $419 million, respectively. Gross gains of $4 million and $18 million and gross losses of $6 million and $6 million were realized on these sales for the first six months of 2011 and 2010, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for the first six months of 2011 and 2010 amounted to $288 million and $855 million, respectively.

The Company recognized OTTI on AFS fixed maturities as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

	(In Millions)

Credit losses recognized in earnings (loss)	$(22)	$(41)	$(22)	$(71)
Non-credit losses recognized in OCI	(1)	(3)	(1)	(5)
Total OTTI	$(23)	$(44)	$(23)	$(76)

The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

Fixed Maturities - Credit Loss Impairments

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

	(In Millions)

Balances, beginning of period	$(306)	$(172)	$(328)	$(145)
Previously recognized impairments on securities that matured,
paid, prepaid or sold	1	45	23	48
Recognized impairments on securities impaired to fair value this period(1)	-	-	-	-
Impairments recognized this period on securities not previously impaired	(22)	(32)	(22)	(62)
Additional impairments this period on securities previously impaired	-	(9)	-	(9)
Increases due to passage of time on previously recorded credit losses	-	-	-	-
Accretion of previously recognized impairments due to increases in
expected cash flows	-	-	-	-
Balances at June 30,	$(327)	$(168)	$(327)	$(168)

(1)       Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

	June 30,	December 31,
	2011	2010

	(In Millions)

AFS Securities:
Fixed maturities:
With OTTI loss	$(9)	$(16)
All other	1,172	892
Equity securities	2	(3)
Net Unrealized Gains (Losses)	$1,165	$873

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses

					AOCI Gain
	Net				(Loss) Related
	Unrealized			Deferred	to Net
	Gains			Income	Unrealized
	(Losses) on		Policyholders	Tax Asset	Investment
	Investments	DAC	Liabilities	(Liability)	Gains (Losses)

	(In Millions)

Balance, April 1, 2011	$(10)	$2	$3	$2	$(3)
Net investment gains (losses) arising
during the period	2	-	-	-	2
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	-	-	-	-	-
Excluded from Net earnings (loss)(1)	(1)	-	-	-	(1)
Impact of net unrealized investment
gains (losses) on:
DAC	-	(1)	-	-	(1)
Deferred income taxes	-	-	-	-	-
Policyholders liabilities	-	-	(1)	-	(1)
Balance, June 30, 2011	$(9)	$1	$2	$2	$(4)

Balance, April 1, 2010	$(13)	$3	$4	$2	$(4)
Net investment gains (losses) arising
during the period	17	-	-	-	17
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	(9)	-	-	-	(9)
Excluded from Net earnings (loss)(1)	(2)	-	-	-	(2)
Impact of net unrealized investment
gains (losses) on:
DAC	-	(2)	-	-	(2)
Deferred income taxes	-	-	-	(1)	(1)
Policyholders liabilities	-	-	(2)	-	(2)
Balance, June 30, 2010	$(7)	$1	$2	$1	$(3)

(1)       Represents “transfers in” related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

					AOCI Gain
	Net				(Loss) Related
	Unrealized			Deferred	to Net
	Gains			Income	Unrealized
	(Losses) on		Policyholders	Tax Asset	Investment
	Investments	DAC	Liabilities	(Liability)	Gains (Losses)

	(In Millions)

Balance, January 1, 2011	$(16)	$3	$2	$4	$(7)
Net investment gains (losses) arising
during the period	8	-	-	-	8
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	-	-	-	-	-
Excluded from Net earnings (loss)(1)	(1)	-	-	-	(1)
Impact of net unrealized investment
gains (losses) on:
DAC	-	(2)	-	-	(2)
Deferred income taxes	-	-	-	(2)	(2)
Policyholders liabilities	-	-	-	-	-
Balance, June 30, 2011	$(9)	$1	$2	$2	$(4)

Balance, January 1, 2010	$(11)	$5	$-	$2	$(4)
Net investment gains (losses) arising
during the period	17	-	-	-	17
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	(9)	-	-	-	(9)
Excluded from Net earnings (loss)(1)	(4)	-	-	-	(4)
Impact of net unrealized investment
gains (losses) on:
DAC	-	(4)	-	-	(4)
Deferred income taxes	-	-	-	(1)	(1)
Policyholders liabilities	-	-	2	-	2
Balance, June 30, 2010	$(7)	$1	$2	$1	$(3)

(1)       Represents “transfers in” related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

All Other Net Unrealized Investment Gains (Losses) in AOCI

					AOCI Gain
	Net				(Loss) Related
	Unrealized			Deferred	to Net
	Gains			Income	Unrealized
	(Losses) on		Policyholders	Tax Asset	Investment
	Investments	DAC	Liabilities	(Liability)	Gains (Losses)

	(In Millions)

Balance, April 1, 2011	$905	$(134)	$(114)	$(230)	$427
Net investment gains (losses) arising
during the period	251	-	-	-	251
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	17	-	-	-	17
Excluded from Net earnings (loss)(1)	1	-	-	-	1
Impact of net unrealized investment
gains (losses) on:
DAC	-	(34)	-	-	(34)
Deferred income taxes	-	-	-	(66)	(66)
Policyholders liabilities	-	-	(46)	-	(46)
Balance, June 30, 2011	$1,174	$(168)	$(160)	$(296)	$550

Balance, April 1, 2010	$313	$(56)	$(59)	$(70)	$128
Net investment gains (losses) arising
during the period	499	-	-	-	499
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	18	-	-	-	18
Excluded from Net earnings (loss)(1)	3	-	-	-	3
Impact of net unrealized investment
gains (losses) on:
DAC	-	(36)	-	-	(36)
Deferred income taxes	-	-	-	(133)	(133)
Policyholders liabilities	-	-	(107)	-	(107)
Balance, June 30, 2010	$833	$(92)	$(166)	$(203)	$372

(1)       Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

					AOCI Gain
	Net				(Loss) Related
	Unrealized			Deferred	to Net
	Gains			Income	Unrealized
	(Losses) on		Policyholders	Tax Asset	Investment
	Investments	DAC	Liabilities	(Liability)	Gains (Losses)

	(In Millions)

Balance, January 1, 2011	$889	$(135)	$(121)	$(223)	$410
Net investment gains (losses) arising
during the period	267	-	-	-	267
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	17	-	-	-	17
Excluded from Net earnings (loss)(1)	1	-	-	-	1
Impact of net unrealized investment
gains (losses) on:
DAC	-	(33)	-	-	(33)
Deferred income taxes	-	-	-	(73)	(73)
Policyholders liabilities	-	-	(39)	-	(39)
Balance, June 30, 2011	$1,174	$(168)	$(160)	$(296)	$550

Balance, January 1, 2010	$(6)	$(21)	$-	$32	$5
Net investment gains (losses) arising
during the period	812	-	-	-	812
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	22	-	-	-	22
Excluded from Net earnings (loss)(1)	5	-	-	-	5
Impact of net unrealized investment
gains (losses) on:
DAC	-	(71)	-	-	(71)
Deferred income taxes	-	-	-	(235)	(235)
Policyholders liabilities	-	-	(166)	-	(166)
Balance, June 30, 2010	$833	$(92)	$(166)	$(203)	$372

(1)       Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

The following tables disclose the fair values and gross unrealized losses of the 472 issues at June 30, 2011 and the 550 issues at December 31, 2010 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

	Less Than 12 Months		12 Months or Longer		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

	(In Millions)
June 30, 2011:
Fixed Maturities:
Corporate	$1,955	$(40)	$236	$(25)	$2,191	$(65)
U.S. Treasury, government
and agency	660	(41)	175	(51)	835	(92)
States and political subdivisions	64	(2)	37	(4)	101	(6)
Foreign governments	3	-	-	-	3	-
Commercial mortgage-backed	37	(5)	830	(326)	867	(331)
Residential mortgage-backed	196	(1)	1	-	197	(1)
Asset-backed	7	-	54	(10)	61	(10)
Redeemable preferred stock	307	(6)	386	(34)	693	(40)

Total	$3,229	$(95)	$1,719	$(450)	$4,948	$(545)

December 31, 2010:
Fixed Maturities:
Corporate	$1,999	$(68)	$394	$(42)	$2,393	$(110)
U.S. Treasury, government
and agency	820	(42)	171	(46)	991	(88)
States and political subdivisions	225	(9)	33	(7)	258	(16)
Foreign governments	77	(1)	10	-	87	(1)
Commercial mortgage-backed	46	(3)	936	(372)	982	(375)
Residential mortgage-backed	157	-	2	-	159	-
Asset-backed	23	-	65	(12)	88	(12)
Redeemable preferred stock	345	(7)	689	(59)	1,034	(66)

Total	$3,692	$(130)	$2,300	$(538)	$5,992	$(668)

The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.34% of total investments. The largest exposures to a single issuer of corporate securities held at June 30, 2011 and December 31, 2010 were $141 million and $142 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the NAIC designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At June 30, 2011 and December 31, 2010, respectively, approximately $2,201 million and $2,303 million, or 7.7% and 8.2%, of the $28,489 million and $28,181 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $289 million and $361 million at June 30, 2011 and December 31, 2010, respectively.

The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes RMBS backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include FICO scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At June 30, 2011 and December 31, 2010, respectively, the Company owned $27 million and $30 million in RMBS backed by subprime residential mortgage loans and $15 million and $17 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

At June 30, 2011, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $14 million.

For the second quarter and first six months of 2011 and 2010, investment income is shown net of investment expenses of $8 million, $25 million, $8 million and $27 million, respectively.

At June 30, 2011 and December 31, 2010, respectively, the amortized cost of the Company's trading account securities was $535 million and $482 million with respective fair values of $536 million and $506 million. Also at June 30, 2011 and December 31, 2010, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $50 million and $42 million and costs of $48 million and $41 million as well as other equity securities with carrying values of $21 million and $23 million and costs of $20 million and $26 million.

In the second quarter and first six months of 2011 and 2010, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $(5) million, $9 million, $(47) million and $(33) million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

Mortgage Loans

Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At June 30, 2011 and December 31, 2010, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $0 million and $0 million for commercial and $3 million and $3 million for agricultural, respectively.

Valuation Allowances for Mortgage Loans:

Allowance for credit losses for mortgage loans for the first six months of 2011 are as follows:

	Mortgage Loans
	Commercial	Agricultural	Total

Allowance for credit losses:	(In Millions)

Beginning balance, January 1,	$18	$-	$18
Charge-offs	-	-	-
Recoveries	-	-	-
Provision	10	-	10
Ending balance, June 30,	$28	$-	$28

Ending balance, June 30,:
Individually Evaluated for Impairment	$28	$-	$28

Collectively Evaluated for Impairment	$-	$-	$-

Loans Acquired with Deteriorated Credit Quality	$-	$-	$-

There were no investment valuation allowances for mortgage loans at June 30, 2010.

The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following table provides information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at June 30, 2011.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
June 30, 2011

	Debt Service Coverage Ratio
						Less	Total
	Greater	1.8x to	1.5x to	1.2x to	1.0x to	than	Mortgage
Loan-to-Value Ratio:(2)	than 2.0x	2.0x	1.8x	1.5x	1.2x	1.0x	Loans

	(In Millions)
Commercial Mortgage Loans(1)
0% - 50%	$98	$-	$-	$33	$22	$-	$153
50% - 70%	85	208	383	73	54	-	803
70% - 90%	105	5	423	578	166	49	1,326
90% plus	-	-	84	24	397	18	523
Total Commercial
Mortgage Loans	$288	$213	$890	$708	$639	$67	$2,805

Agricultural Mortgage Loans(1)
0% - 50%	$151	$82	$146	$236	$187	$5	$807
50% - 70%	51	8	131	146	83	20	439
70% - 90%	-	-	-	1	-	-	1
90% plus	-	-	-	-	3	-	3
Total Agricultural
Mortgage Loans	$202	$90	$277	$383	$273	$25	$1,250

Total Mortgage Loans(1)
0% - 50%	$249	$82	$146	$269	$209	$5	$960
50% - 70%	136	216	514	219	137	20	1,242
70% - 90%	105	5	423	579	166	49	1,327
90% plus	-	-	84	24	400	18	526

Total Mortgage Loans	$490	$303	$1,167	$1,091	$912	$92	$4,055

  The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

The following table provides information relating to the aging analysis of past due mortgage loans at June 30, 2011.

Age Analysis of Past Due Mortgage Loans

							Recorded
							Investment
			90			Total	> 90 Days
	30-59	60-89	Days			Financing	and
	Days	Days	or >	Total	Current	Receivables	Accruing

				(In Millions)

Commercial	$-	$-	$-	$-	$2,805	$2,805	$-
Agricultural	1	-	20	21	1,229	1,250	-
Total Mortgage Loans	$1	$-	$20	$21	$4,034	$4,055	$-

The following table provides information regarding impaired loans at June 30, 2011 and December 31, 2010, respectively.

Impaired Mortgage Loans

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment(1)	Recognized

	(In Millions)
June 30, 2011:
With no related allowance recorded:
Commercial mortgage loans - other	$-	$-	$-	$-	$-
Agricultural mortgage loans	2	2	-	3	-
Total	$2	$2	$-	$3	$-

With related allowance recorded:
Commercial mortgage loans - other	$118	$118	$(28)	$119	$3
Agricultural mortgage loans	-	-	-	-	-
Total	$118	$118	$(28)	$119	$3

December 31, 2010:
With no related allowance recorded:
Commercial mortgage loans - other	$-	$-	$-	$-	$-
Agricultural mortgage loans	3	3	-	-	-
Total	$3	$3	$-	$-	$-

With related allowance recorded:
Commercial mortgage loans - other	$122	$122	$(18)	$24	$2
Agricultural mortgage loans	-	-	-	-	-
Total	$122	$122	$(18)	$24	$2

  Represents a five-quarter average of recorded amortized cost.

Derivatives

The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GWBL features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits being higher than what accumulated policyholders' account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, and swaptions as well as repurchase agreement transactions. For GMDB, GMIB and GWBL, the Company retains certain risks including basis and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB and GWBL features that result from financial markets movements. Since 2010, a portion of exposure to realized interest rate volatility has been hedged through the purchase of swaptions. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

GWBL features and reinsurance contracts covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the embedded derivatives, the GWBL features are reported in Policyholder's benefits and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB and GWBL features, the Company has implemented hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities. The remaining protection expired in first quarter 2011. Since the beginning of 2010, the Company occasionally has in place, including at June 30, 2011, an anticipatory hedge program to protect against declining interest rates with respect to a part of its projected variable annuity sales. Beginning in fourth quarter 2010, the Company purchased swaptions to initiate a hedge of its General Account duration and convexity gap resulting from minimum crediting rates on interest sensitive life and annuity business.

The table below presents quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

Derivative Instruments by Category

				Gains (Losses)
	At June 30, 2011			Reported In Net
		Fair Value		Earnings (Loss)
	Notional	Asset	Liability	Six Months Ended
	Amount	Derivatives	Derivatives	June 30, 2011

	(In Millions)

Freestanding derivatives:
Equity contracts:(1)
Futures	$4,372	$-	$2	$(282)
Swaps	541	1	7	(30)
Options	315	43	32	3

Interest rate contracts:(1)
Floors	9,000	309	-	47
Swaps	6,179	224	85	72
Futures	6,539	250	-	6
Swaptions	6,414	-	-	93

Other freestanding contracts:(1)
Foreign currency contracts	124	-	1	-
Net investment income (loss)				(91)

Embedded derivatives:
GMIB reinsurance contracts(2)	-	4,367	-	(239)

GWBL and other features(3)	-	-	35	3

Total, June 30, 2011	$33,484	$5,194	$162	$(327)

  Reported in Other invested assets in the consolidated balance sheets.
  Reported in Other assets in the consolidated balance sheets.
  Reported in Future policy benefits and other policyholder liabilities.

				Gains (Losses)
	At December 31, 2010			Reported In Net
		Fair Value		Earnings (Loss)
	Notional	Asset	Liability	Six Months Ended
	Amount	Derivatives	Derivatives	June 30, 2010

	(In Millions)

Freestanding derivatives:
Equity contracts:(1)
Futures	$3,772	$-	$-	$192
Swaps	734	-	27	101
Options	1,070	5	1	(12)

Interest rate contracts:(1)
Floors	9,000	326	-	126
Swaps	5,352	201	134	305
Futures	5,151	-	-	34
Swaptions	4,479	171	-	359

Other freestanding contracts:(1)
Foreign currency contracts	133	-	1	(1)
Net investment income (loss)				1,104

Embedded derivatives:
GMIB reinsurance contracts(2)	-	4,606	-	1,780

GWBL and other features(3)	-	-	38	(124)

Total	$29,691	$5,309	$201	$2,760

  Reported in Other invested assets in the consolidated balance sheets.
  Reported in Other assets in the consolidated balance sheets.
  Reported in Future policy benefits and other policyholder liabilities.

Margins or “spreads” on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses interest rate floors and swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

AXA Equitable also uses interest rate swaps to reduce exposure to interest rate fluctuations on certain of its long-term loans from affiliates. The Company is exposed to equity market fluctuations through investments in Separate Accounts and may enter into derivative contracts specifically to minimize such risk.

At June 30, 2011, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $215 million. At June 30, 2011, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year, 30-year U.S. Treasury Notes and Eurodollars having initial margin requirements of $57 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, EAFE and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $29 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at June 30, 2011 are exchange-traded and net settled daily in cash.

Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At June 30, 2011 and December 31, 2010, respectively, the Company held $688 million and $512 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

Certain of the Company's standardized contracts for over-the-counter derivative transactions (“ISDA Master Agreements”) contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at June 30, 2011 and December 31, 2010, respectively, were $8 million and $84 million, for which the Company had received collateral of $7 million in 2011, and posted collateral of $99 million in 2010, in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on June 30, 2011, the Company would not have been required to post material collateral to its counterparties.